Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document and Entity Information
Entity Registrant Name	Jaguar Animal Health, Inc.
Entity Central Index Key	0001585608
Document Type	S-4/A
Pre-Effective Amendment Number	2
Document Period End Date	Mar. 31, 2017
Amendment Flag	true
Amendment Description	The files have been amended to account for the updated financial statements and footnotes included in the S-4 Registration Statement.
Entity Filer Category	Smaller Reporting Company